EQUITY (Details) - Schedule of balance of other sundry reserves - Other Sundry Reserves [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY (Details) - Schedule of balance of other sundry reserves [Line Items]
Opening balance	$ 2,448,098	$ 2,452,019	$ 2,452,469
Transactions with non-controlling interest		(3,383)	(3,125)
Legal reserves		(538)	2,675
Other sundry reserves	(4,420,749)
Closing balance	$ (1,972,651)	$ 2,448,098	$ 2,452,019